Financial Risk Management (Details 3) - Currency risk [member] € in Thousands, د.إ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CHF (SFr)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 AED (د.إ)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 SGD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CHF (SFr)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 AED (د.إ)	Mar. 31, 2020 HKD ($)	Mar. 31, 2020 SGD ($)	Mar. 31, 2020 AUD ($)
Cash and cash equivalents [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 3,066	SFr 0	€ 0	£ 109	د.إ 0	$ 0	$ 0	$ 0	$ 3,173	SFr 0	€ 0	£ 108	د.إ 0	$ 0	$ 0	$ 0
Trade receivables [member]
Disclosure of financial risk management [Line Items]
Net credit exposure	28,648	0	62	28	0	0	0	0	17,406	0	47	40	0	0	0	0
Trade payables [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(25,065)	0	(48)	0	(30)	(59)	0	(14)	(9,366)	(1)	(26)	7	(51)	(3)	(51)	0
Foreign currency loan [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(8,225)	0	0	0	0	0	0	0	(9,688)	0	0	0	0	0	0	0
Net balance sheet exposure [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ (1,576)	SFr 0	€ 14	£ 137	د.إ (30)	$ (59)	$ 0	$ (14)	$ 1,525	SFr (1)	€ 21	£ 155	د.إ (51)	$ (3)	$ (51)	$ 0